SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Real Estate-Related Securities (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) investment	Dec. 31, 2020 USD ($) investment	Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale [Line Items]
Real estate-related securities	$ 42,071	$ 42,071	$ 38,194	$ 0
Capitalized interest income on real estate-related securities	435,000	0
CMBS
Debt Securities, Available-for-sale [Line Items]
Net investments in debt securities	28,500	28,500	76,600
Sale price		26,976	37,083
Proceeds from sale of CMBS		27,624	37,593
Gain on sale of CMBS		$ 648	$ 510
Number of investments | investment		3	4
Real estate-related securities	$ 42,071	$ 42,071	$ 38,194	$ 0
Capitalized interest income on real estate-related securities		$ 435